Share Incentive Plan - Summary of Option Activities (Details) - Employee Stock Option - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	31,931
Number of shares, Granted	375,000	0	0
Number of shares, Exercised	(375,000)
Number of shares, Forfeited	(381)
Number of shares, Outstanding ending balance	31,550	31,931
Weighted-average exercise price, Outstanding beginning balance	¥ 560.95
Weighted-average exercise price, Granted	26.94
Weighted-average exercise price, Exercised	26.94
Weighted-average exercise price, Forfeited	560.95
Weighted-average exercise price, Outstanding ending balance	¥ 560.95	¥ 560.95
Weighted-average remaining contractual term, Outstanding	4 years 9 months 21 days	5 years 9 months 21 days
Weighted-average remaining contractual term, Granted	5 years
Weighted-average remaining contractual term, Exercised	5 years
Aggregated intrinsic value, Granted	¥ 2,273
Aggregated intrinsic value, Exercised	¥ (2,273)
Weighted average grant date fair value, Outstanding beginning balance	¥ 271.90
Weighted average grant date fair value, Granted	18.51
Weighted average grant date fair value, Exercised	18.51
Weighted average grant date fair value, Forfeited	271.90
Weighted average grant date fair value, Outstanding ending balance	¥ 271.90	¥ 271.90